Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During the fiscal years ended December 31, 2024 and December 31, 2023, we did not award any stock options or stock appreciation rights to our NEOs and therefore do not have a formal written policy in place with regard to the timing of such awards in relation to the disclosure of material nonpublic information. Nonetheless, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. Previous awards of stock options have generally been made in tandem with and at the same time that the Company has issued other types of equity awards as part of its ordinary annual grant practices. Stock option grants, if made, are effective on the date the award determination is made by the Compensation Committee, and the exercise price of stock options is the closing market price of the Company’s common stock on the business day of the grant or, if the grant is made on a weekend or holiday, on the prior business day.

Award Timing Method	we did not award any stock options or stock appreciation rights to our NEOs and therefore do not have a formal written policy in place with regard to the timing of such awards in relation to the disclosure of material nonpublic information. Nonetheless, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we did not award any stock options or stock appreciation rights to our NEOs and therefore do not have a formal written policy in place with regard to the timing of such awards in relation to the disclosure of material nonpublic information. Nonetheless, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. Previous awards of stock options have generally been made in tandem with and at the same time that the Company has issued other types of equity awards as part of its ordinary annual grant practices.
MNPI Disclosure Timed for Compensation Value	false